Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 138,086	$ 138,041	$ 274,132	$ 282,091
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	106,921	106,441	213,331	219,409
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	31,165	31,600	60,801	62,682
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	94,791	93,594	188,586	192,790
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	94,791	93,594	188,586	192,790
Services [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	43,295	44,447	85,546	89,301
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	12,130	12,847	24,745	26,619
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 31,165	$ 31,600	$ 60,801	$ 62,682